Investments in Associates and Joint Venture - Summary of the group in the profit or loss, assets, and liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Profit or Loss Assets and Liabilities of Investment in Entities [Line Items]
Assets	S/ 7,080,720	S/ 7,689,552	S/ 6,593,663
Liabilities	5,457,780	5,912,986	5,035,602
Ciclotrón Perú S.A
Disclosure of Profit or Loss Assets and Liabilities of Investment in Entities [Line Items]
Assets	16,656	15,326	12,741
Liabilities	5,910	4,493	4,681
Investment income	18,389	11,171	9,124
Investment expenses	S/ 12,894	S/ 8,177	S/ 7,522
Proportion of ownership interest in joint operation	49.00%	49.00%	49.00%
Pet CT Perú S.A
Disclosure of Profit or Loss Assets and Liabilities of Investment in Entities [Line Items]
Assets	S/ 18,473	S/ 15,467	S/ 11,488
Liabilities	6,820	4,348	3,772
Investment income	19,142	17,101	14,894
Investment expenses	S/ 15,843	S/ 14,671	S/ 13,347
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Ciclotrón Colombia S.A.S
Disclosure of Profit or Loss Assets and Liabilities of Investment in Entities [Line Items]
Assets	S/ 41,849	S/ 46,897	S/ 27,280
Liabilities	17,825	19,975	16,149
Investment income	43,350	42,181	25,493
Investment expenses	S/ 30,503	S/ 29,680	S/ 18,729
Proportion of ownership interest in joint operation	32.50%	32.50%	32.50%